Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	September 2012
Distribution Date	10/15/2012
Transaction Month	7
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		February 11, 2012
Closing Date:		March 7, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:		$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%		March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%		June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%		March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%		December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%		February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%		June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%		May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$27,324,418.97	0.0825511	$-	-	$27,324,418.97
Class A-2 Notes	$313,000,000.00	1.0000000	$300,002,117.33	0.9584732	$12,997,882.67
Class A-3 Notes	$450,000,000.00	1.0000000	$450,000,000.00	1.0000000	$-
Class A-4 Notes	$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$1,050,784,418.97	0.7757958	$1,010,462,117.33	0.7460258	$40,322,301.65

Weighted Avg. Coupon (WAC)	4.60%		4.60%
Weighted Avg. Remaining Maturity (WARM)	47.89		47.08
Pool Receivables Balance	$1,102,181,953.07		$1,060,693,159.80
Remaining Number of Receivables	74,364		72,985

Adjusted Pool Balance	$1,078,078,381.65		$1,037,756,080.00

III. COLLECTIONS

Principal:
Principal Collections	$40,041,375.00
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$570,741.97
Total Principal Collections	$40,612,116.97

Interest:
Interest Collections	$4,100,737.35
Late Fees & Other Charges	$62,903.87
Interest on Repurchase Principal	$-
Total Interest Collections	$4,163,641.22

Collection Account Interest	$3,636.67
Reserve Account Interest	$634.75
Servicer Advances	$-

Total Collections	$44,780,029.61

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	September 2012
Distribution Date	10/15/2012
Transaction Month	7
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections					$44,780,029.61
Reserve Account Available					$6,823,490.67
Total Available for Distribution					$51,603,520.28
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$918,484.96		$918,484.96	$918,484.96
Collection Account Interest					$3,636.67
Late Fees & Other Charges					$62,903.87
Total due to Servicer					$985,025.50

2. Class A Noteholders Interest:
Class A-1 Notes		$6,372.30		$6,372.30
Class A-2 Notes		$143,458.33		$143,458.33
Class A-3 Notes		$270,000.00		$270,000.00
Class A-4 Notes		$132,192.50		$132,192.50

Total Class A interest:		$552,023.13		$552,023.13	$552,023.13

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$43,079,336.06

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$40,322,301.65

		Distributable Amount		Paid Amount
Class A-1 Notes				$27,324,418.97
Class A-2 Notes				$12,997,882.67
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$40,322,301.65		$40,322,301.65
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$40,322,301.65		$40,322,301.65

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,757,034.41

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount					$24,103,571.42
Beginning Period Amount					$24,103,571.42
Current Period Amortization					$1,166,491.63
Ending Period Required Amount					$22,937,079.80
Ending Period Amount					$22,937,079.80
Next Distribution Date Amount					$21,802,151.63

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance					0.50%
Beginning Period Required Amount					$6,823,490.67
Beginning Period Amount					$6,823,490.67
Current Period Release to Collection Account					$-
Current Period Deposit					$-
Current Period Release to Depositor					$-
Ending Period Required Amount (0.5% of APB of cut-off date)					$6,823,490.67
Ending Period Amount					$6,823,490.67

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	September 2012
Distribution Date	10/15/2012
Transaction Month	7
30/360 Days	30
Actual/360 Days	28

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		2.53%	2.63%	2.63%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.90%	72,182	98.70%	$1,046,922,713.62
30 - 60 Days	0.86%	627	1.00%	$10,628,343.95
61 - 90 Days	0.20%	147	0.25%	$2,631,179.28
91 + Days	0.04%	29	0.05%	$510,922.95
		72,985		$1,060,693,159.80
Total
Delinquent Receivables 61 + days past due	0.24%	176	0.30%	$3,142,102.23
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.20%	152	0.24%	$2,646,671.51
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.17%	128	0.21%	$2,407,061.72
Three-Month Average Delinquency Ratio	0.20%		0.25%

Repossession in Current Period		47		$889,328.75
Repossession Inventory		76		$616,607.11

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,447,418.27
Recoveries				$(570,741.97)
Net Charge-offs for Current Period				$876,676.30

Beginning Pool Balance for Current Period				$1,102,181,953.07

Net Loss Ratio				0.95%
Net Loss Ratio for 1st Preceding Collection Period				0.60%
Net Loss Ratio for 2nd Preceding Collection Period				0.32%
Three-Month Average Net Loss Ratio for Current Period				0.62%

Cumulative Net Losses for All Periods				$2,842,032.41
Cumulative Net Losses as a % of Initial Pool Balance				0.20%

Principal Balance of Extensions				$4,171,845.47
Number of Extensions				228

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